Leases - Schedule of Future Minimum Lease Payments Under Non-Cancellable Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Leases
2024	$ 297
2024/2025	371	$ 402
2025/2026	367	371
2026/2027	412	367
2027/2028	412	412
2028		412
Thereafter	1,220
Thereafter		1,220
Total future minimum lease payments	3,079	3,184
Less: imputed interest	(803)	(851)
Total	2,276	2,333
Operating Lease Right Of Use Asset Current	0	0	$ 0
Operating lease liability, current	(219)	(222)	(205)
Operating lease liability	2,057	2,111	2,300
Finance Leases
2024	6
2024/2025	32	10
2025/2026	65	32
2026/2027	0	65
2027/2028	0	0
2028		0
Thereafter	0
Thereafter		0
Total future minimum lease payments	103	107
Less: imputed interest	(8)	(8)
Total	95	99
Finance lease right-of-use asset, current	1	1	1
Finance lease, liability, current	(6)	(6)	(377)
Finance lease liability	$ 90	$ 94	$ 98